Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS APPRECIATION FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000318478
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
DREYFUS APPRECIATION FUND INC (Prospectus Summary) | DREYFUS APPRECIATION FUND INC | DREYFUS APPRECIATION FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGAGX